Voya Short Duration High Income Fund Investment Strategy - Class A C I and R6 Shares [Member] - Voya Short Duration High Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities issued by public and private companies, which are rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”), in preferred stock rated below investment grade, and in derivatives and other synthetic instruments that have economic characteristics similar to such debt securities and preferred stock. For purposes of this 80% policy, below investment grade refers to a rating by one or more nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Fund to be of comparable quality. The Fund principally invests in high-yield securities and bank loans, seeking to generate investment income while protecting from adverse market conditions and prioritizing capital preservation. The Fund may invest up to 10% of its net assets in securities rated CCC or below (or the equivalent) by an NRSRO or, if unrated, determined by the Fund to be of comparable quality. The Fund may invest up to 20% of its assets in bank loans and floating rate secured loans, which may be included among the Fund’s high-yield securities for purposes of the 80% policy described above. The Fund may also invest in U.S. Treasury securities and in securities issued by other agencies and instrumentalities of the U.S. government. The sub-adviser (the “Sub-Adviser”) applies a disciplined investment approach, making use of fundamental research, to construct the Fund’s portfolio. The Sub-Adviser’s fundamental research process includes: analysis of a company and its growth by division and region, including revenue model analysis; profit margin analysis; evaluation of the experience and quality of a company’s management team; industry dynamics and competitive analysis; distribution channel and supply chain analysis; and analysis of the macroeconomic climate. In selecting specific debt instruments for investment, the Sub-Adviser may consider such factors as the issuer’s creditworthiness, the investment’s yield in relation to its credit quality and the investment’s relative value in relation to the high yield market. The Sub-Adviser seeks to construct a portfolio with lower volatility than the broader high yield market in part through the Fund’s approach to duration and credit quality. The Fund will maintain an average duration of less than three years. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%. The derivatives in which the Fund may invest include, without limitation, credit default swaps, interest rate swaps, and futures contracts. The Fund would typically expect to use derivatives to hedge against interest rate or credit risk, as a substitute for direct investments in securities or other instruments, or to otherwise enhance return. Derivatives transactions may have the effect of either magnifying or limiting the Fund’s gains and losses. The Fund may invest up to 20% of its assets in foreign (non-U.S.) securities, which will typically be U.S. dollar-denominated but may include securities denominated in foreign currencies. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser may take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on research and on third-party evaluations of an issuer's ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser's evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser's decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.